Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity:
Schedule of issued and outstanding common shares

	Number	Dollars

Balance, December 31, 2019	55,378,660	$486,401

Issued in consideration for acquisition of remaining BLU-5937 Assets (note 8 (a) (i))	4,770,000	47,749

Issued in connection with the 2020 Offering (note 8 (a) (ii))	17,888,889	40,250

Issued upon stock options exercise (note 8 (b) (i))	128,222	334

Issued upon broker warrants exercise (note 8 (b) (ii))	171,590	552

Balance, December 31, 2020	78,337,361	$575,286

	Number	Dollars

Balance, December 31, 2018 and January 1, 2019	43,622,136	$405,626

Issued in connection with the 2019 Offering (note 8 (a) (iii))	11,179,451	79,374

Issued upon stock options exercise (note 8 (b) (i))	41,667	103

Issued upon broker warrants exercise (note 8 (b) (ii))	535,406	1,298

Balance, December 31, 2019	55,378,660	$486,401

(i)	On March 25, 2020, the Company issued 4,770,000 common shares from treasury in consideration for the acquisition of the remaining BLU-5937 Assets (refer to note 6).
(ii)

On October 22, 2020, the Company closed an equity offering, issuing a total of 17,888,889 common shares from treasury at a price of $2.25 per share for gross proceeds of $40,250 including the exercise in full of the underwriters’ option to purchase 2,333,333 common shares (the “2020 Offering”). Share issue costs of $2,953, comprised mainly of agents’ commission, legal, professional and filing fees, have been charged to the deficit.

(iii)

On September 9, 2019, the Company closed an equity offering, issuing 9,859,155 common shares from treasury at a price of $7.10 per share for gross proceeds of $70,000, and on September 17, 2019, the underwriters of the equity offering partially exercised their option to purchase additional common shares (over-allotment option) to purchase common shares of the Company, resulting in the issuance of an additional 1,320,296 common shares from treasury at a price of $7.10 per share, for additional gross proceeds of $9,374 (together, the "2019 Offering"). Share issue costs of $6,723, comprised mainly of agents' commission, legal, professional and filing fees, have been charged to the deficit.

“At-the-market” sales agreement

On December 23, 2020, the Company entered into an “at-the-market”  (“ATM”) sales agreement (the “Sales Agreement”) with Jefferies LLC ("Jefferies") pursuant to which the Company may from time to time sell through at-the-market distributions with Jefferies acting as sales agent (the “Agent”) its common shares for aggregate gross proceeds of up to $50,000, including sales made directly on the Nasdaq or on any other existing trading market for the common shares in the United States.  No common shares will be offered or sold in Canada. The common shares would be issued at market prices prevailing at the time of the sale and, as a result, prices may vary between purchasers and during the period of distribution. The ATM has a 2-year term and requires the Company to pay to the Agent a commission of up to 3.0% of the gross proceeds of any common shares sold. Subject to the terms and conditions of the Sales Agreement, the Agent will use its commercially reasonable efforts to sell the common shares from time to time, based upon the Company’s instructions. The Company has no obligation to sell any of the common shares and may at any time suspend sales under the Sales Agreement. The Company and the Agent may terminate the Sales Agreement in accordance with its terms. Under the terms of the Sales Agreement, the Company has provided the Agent with customary indemnification rights.

During the year ended December 31, 2020, no common shares were sold under the ATM program. As at December 31, 2020, total costs incurred to register the Sales Agreement, amounting to $380, are recorded as deferred financing costs and classified as prepaids and other assets in the consolidated statement of financial position. Under an ATM program, proportional costs for commission, legal and costs related to common shares sold are reclassified from deferred financing costs to deficit upon share issuance.

Schedule of changes in outstanding stock options issued

		Weighted
		average
	Number	exercise price (9)

Balance, December 31, 2019	4,726,943	$2.26 (CAD $2.88)
Granted (1) (2) (3) (4) (5)	1,805,000	$7.74 (CAD $9.85)
Exercised	(128,222)	$1.51 (CAD $1.92)
Forfeited	(115,555)	$6.27 (CAD $7.99)
Balance, December 31, 2020	6,288,166	$3.78 (CAD $4.81)

		Weighted
		average
	Number	exercise price (9)

Balance, December 31, 2018	3,220,280	$1.13 (CAD $1.47)
Granted (6) (7) (8)	1,548,330	$4.45 (CAD $5.79)
Exercised	(41,667)	$1.39 (CAD $1.80)
Balance, December 31, 2019	4,726,943	$2.22 (CAD $2.88)

(1)

1,010,000 stock options were granted on April 1, 2020, having an exercise price of $10.92 (CAD $13.91); 750,000 stock options granted to key management personnel and 260,000 granted to other employees.

(2)	65,000 stock options were granted to other employees on May 14, 2020, having an exercise price of $11.56 (CAD $14.72).
(3)	85,000 stock options were granted to other employees on August 12, 2020, having an exercise price of $2.81 (CAD $3.58).
(4)	185,000 stock options were granted to other employees on November 11, 2020, having an exercise price of $2.41 (CAD $3.14).
(5)	460,000 stock options were granted on December 14, 2020, having an exercise price of $3.24 (CAD $4.12); 390,000 stock options granted to key management personnel and 70,000 granted to other employees.
(6)

1,015,275 stock options were granted on February 20, 2019, having an exercise price of $3.35 (CAD$4.36); 895,830 stock options granted to key management personnel and 119,445 granted to other employees.

(7)	20,833 stock options were granted to other employees on August 7, 2019, having an exercise price of $8.79 (CAD$11.41).
(8)	512,222 stock options were granted on November 13, 2019, having an exercise price of $6.46 (CAD$8.39); 472,222 stock options granted to key management personnel and 40,000 granted to other employees.
(9)	USD equivalent is presented at the closing rate of the corresponding period.

Schedule of information about stock outstanding options and exercisable options

	Options outstanding		Options exercisable
		Weighted
		average
		years
Exercise price/share (1)	Number	To expiration	Number
$0.85 (CAD $1.08)	719,445	6.3	432,223
$0.99 (CAD $1.26)	1,127,779	7.1	441,111
$1.19 (CAD $1.51)	41,667	6.9	25,000
$1.41 (CAD $1.80)	1,077,777	1.6	1,077,777
$1.61 (CAD $2.05)	41,667	7.5	16,667
$2.47 (CAD $3.14)	185,000	9.9	—
$2.81 (CAD $3.58)	70,000	9.6	—
$2.97 (CAD $3.78)	5,667	1.6	5,667
$3.17 (CAD $4.03)	28,611	5.2	22,889
$3.24 (CAD $4.12)	460,000	10.0	—
$3.42 (CAD $4.36)	974,998	8.1	190,556
$6.59 (CAD $8.39)	512,222	8.9	102,444
$8.96 (CAD $11.41)	8,333	8.6	4,166
$10.92 (CAD $13.91)	970,000	9.3	—
$11.56 (CAD $14.72)	65,000	9.4	—
	6,288,166	7.1	2,318,500

(1)   USD equivalent is presented at the closing rate.

Schedule of weighted average assumptions for stock options granted

	2020 (1) (3)	2019 (2) (3)

Weighted average fair value of stock options at grant date	$5.68 (CAD $7.93)	$3.57 (CAD $4.72)
Weighted average share price	$7.06 (CAD $9.85)	$4.38 (CAD $5.79)
Weighted average exercise price	$7.06 (CAD $9.85)	$4.38 (CAD $5.79)
Risk-free interest rate	0.55%	1.73%
Expected volatility	104%	100%
Expected life in years	7	7
Expected dividend yield	Nil	Nil

(1)	Stock options were granted on April 1, 2020, May 14, 2020 and August 12, 2020, November 11, 2020 and December 14, 2020.
(2)	Stock options were granted on February 20, 2019, August 7, 2019 and November 13, 2019.
(3)	USD equivalent is presented at the historical rate.

Schedule of changes in outstanding broker warrants

	Number	Dollars

Balance, December 31, 2019	171,590	$131
Exercised – from the 2018 Offering (1)	(171,590)	(131)

Balance, December 31, 2020	—	$—

	Number	Dollars

Balance, December 31, 2018 and January 1, 2019	710,278	$521

Exercised – from the 2018 Offering (2)	(231,261)	(166)

Exercised – from the 2017 Offering(3)	(304,145)	(221)

Expired – from the 2017 Offering	(3,282)	(3)

Balance, December 31, 2019	171,590	$131

(1)

During the year ended December 31, 2020, the Company issued a total of 171,590 common shares from treasury upon the exercise of a total of 171,590 broker warrants issued in connection with the 2018 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $131, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

(2)

During the year ended December 31, 2019, the Company issued a total of 231,261 common shares from treasury upon the exercise of a total of 231,261 broker warrants issued in connection with the 2018 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $166, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

(3)

During the year ended December 31, 2019, the Company issued a total of 304,145 common shares from treasury upon the exercise of a total of 304,145 broker warrants issued in connection with 2017 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $221, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

Schedule of changes in the number of deferred share units (DSU)

Number of units	2020	2019
Balance, beginning of year	234,633	181,352
Units granted (1)	18,395	53,281
Balance, end of year	253,028	234,633
Balance of DSU liability, included in Trade and other payables	$761	$1,772

(1)	All DSUs were granted to key management personnel.